================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                      SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2009

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2009

SUNAMERICA
Money Market Funds

[LOGO]

        June 30, 2009                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund (SMAXX)

SunAmerica Municipal Money Market Fund (NMAXX)

                        Table of Contents



        SHAREHOLDERS' LETTER........................................  1
        EXPENSE EXAMPLE.............................................  2
        STATEMENT OF ASSETS AND LIABILITIES.........................  4
        STATEMENT OF OPERATIONS.....................................  5
        STATEMENT OF CHANGES IN NET ASSETS..........................  6
        FINANCIAL HIGHLIGHTS........................................  7
        PORTFOLIO OF INVESTMENTS....................................  9
        NOTES TO FINANCIAL STATEMENTS............................... 19

        June 30, 2009                                         SEMI-ANNUAL REPORT

        Shareholders' Letter

Dear Shareholders:

We are pleased to present the semi-annual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six-month period ended June 30, 2009.

The past six months certainly have been interesting in both the financial and economic markets.

The first three months exhibited continuing deterioration in the U.S. and global economy. Gross domestic product (GDP) contracted sharply, unemployment rose, consumer confidence plummeted, and the equity markets declined. The policy response to this historic economic situation was strong and multifaceted. For example, the U.S. government launched a variety of programs designed to support financial institutions, restart consumer credit markets, and remove toxic assets from banks' balance sheets. With short-term interest rates effectively at zero, the Federal Reserve embarked on a program of buying government bonds to create new money in the economy.

The second three months of the semi-annual period brought a belief that the economy had bottomed and was on its way to a sustainable recovery. There was constant talk of green shoots, which, while not necessarily demonstrating economic growth, were signs that the economy was stabilizing. This renewed economic optimism brought positive returns in the equity markets and increased investor's risk appetite.

The second quarter was also marked by the government continuing to actively participate in the economy. The Federal government introduced a wide ranging proposal to reform regulation of the financial markets. The Federal Reserve continued to maintain its very accommodative monetary policy, despite increasing concerns about inflation, and reiterated its commitment to employ all available tools to promote economic recovery and promote price stability. The Federal Reserve met twice during the second quarter and left rates unchanged.

This low interest rate environment was challenging for yields. During the period, the Money Market Fund sought to add value through active management of the Fund's duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes. The Municipal Money Market Fund maintained a portfolio diversified by sector and region with the majority of the portfolio being invested in variable rate obligations during the period.

On March 31, 2009, the U.S. Treasury announced an extension of the Temporary Guarantee Program for Money Market Funds (the "Program") until September 18, 2009. The SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund are participating in the extension of the Program./1/

Though the markets have posed challenges, we remain diligent in the management of your assets and thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO
SunAmerica Asset Management Corp.
--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/1/The Program's guarantee only applies to shareholders of the Funds and the number of shares owned by those shareholders as of the close of business on September 19, 2008. Please see the Funds' prospectus for additional details on the Program, including certain conditions and limitations. More information about the Program is also available at http://www.treas.gov/press/releases/tg76.htm and http://www.ustreas.gov.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2009 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held until June 30, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2009 -- (unaudited)

                                       Actual                                            Hypothetical
                ---------------------------------------------------- -----------------------------------------------------
                                                                                         Ending Account
                                    Ending Account   Expenses Paid                         Value Using     Expenses Paid
                    Beginning        Value Using       During the        Beginning      a Hypothetical 5%    During the
                  Account Value     Actual Returns  Six Months Ended   Account Value     Assumed Return   Six Months Ended
                at January 1, 2009 at June 30, 2009  June 30, 2009*  at January 1, 2009 at June 30, 2009   June 30, 2009*
                ------------------ ---------------- ---------------- ------------------ ----------------- ----------------
Money Market
 Fund
   Class A#....     $1,000.00         $1,001.20          $4.71           $1,000.00          $1,020.08          $4.76
   Class I#....     $1,000.00         $1,001.95          $3.97           $1,000.00          $1,020.83          $4.01
Municipal
 Money Market
 Fund
   Class A#....     $1,000.00         $1,000.16          $3.22           $1,000.00          $1,021.57          $3.26




                   Expense
                 Ratio as of
                June 30, 2009*
                --------------
Money Market
 Fund
   Class A#....      0.95%
   Class I#....      0.80%
Municipal
 Money Market
 Fund
   Class A#....      0.65%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2009" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2009 -- (unaudited)

                                                                    Money Market  Municipal Money
                                                                        Fund        Market Fund
                                                                    ------------  ---------------
ASSETS:
Short-term investment securities, at value* (unaffiliated)......... $832,958,382   $156,852,650
Repurchase agreements (cost approximates market value).............   76,900,000             --
                                                                    ------------   ------------
  Total Investments................................................  909,858,382    156,852,650
                                                                    ------------   ------------

Cash...............................................................          408             --
Receivable for:
  Fund shares sold.................................................       84,707             --
  Sale of investments..............................................           --      1,000,007
  Dividends and interest...........................................      899,562        230,837
Prepaid expenses and other assets..................................      153,777         17,008
Due from investment adviser for expense reimbursements/fee waivers.       72,773         31,088
Due from distributor for fee waivers...............................      103,827         18,374
                                                                    ------------   ------------
  Total assets.....................................................  911,173,436    158,149,964
                                                                    ------------   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      823,030             --
  Investment advisory and management fees..........................      365,582         45,877
  Distribution and service maintenance fees........................      113,616         19,664
  Transfer agent fees and expenses.................................      230,431         31,769
Dividends payable..................................................       14,830          2,005
Due to custodian...................................................           --        195,695
Directors' fees and expenses.......................................       47,647         30,803
Other accrued expenses.............................................      223,510         61,601
                                                                    ------------   ------------
  Total liabilities................................................    1,818,646        387,414
                                                                    ------------   ------------
   Net Assets...................................................... $909,354,790   $157,762,550
                                                                    ============   ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    913,242   $    157,762
Paid-in capital....................................................  912,233,602    157,604,200
                                                                    ------------   ------------
                                                                     913,146,844    157,761,962
Accumulated undistributed net investment income (loss).............      141,661         25,276
Accumulated realized gain (loss) on investment.....................   (3,933,715)       (24,688)
                                                                    ------------   ------------
   Net assets...................................................... $909,354,790   $157,762,550
                                                                    ============   ============
Class A:
Net assets......................................................... $893,199,186   $157,762,550
Shares outstanding.................................................  897,026,206   $157,761,788
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00   $       1.00
                                                                    ============   ============
Class I:
Net assets......................................................... $ 16,155,604   $         --
Shares outstanding.................................................   16,215,627             --
Net asset value and redemption price per share..................... $       1.00   $         --
                                                                    ============   ============

*Amortized cost of short-term investment securities (unaffiliated). $832,958,382   $156,852,650
                                                                    ============   ============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2009 -- (unaudited)

                                                                                        Money Market Municipal Money
                                                                                            Fund       Market Fund
                                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................  $6,109,400    $  553,984
Dividends (unaffiliated)...............................................................       6,744            97
                                                                                         ----------    ----------
   Total investment income.............................................................   6,116,144       554,081
                                                                                         ----------    ----------
EXPENSES:
Investment advisory and management fees................................................   2,428,935       283,765
Distribution and service maintenance fees
  Class A..............................................................................     710,846       121,614
  Class B*.............................................................................      79,579            --
  Class C*.............................................................................     143,369            --
Transfer agent fees and expenses
  Class A..............................................................................   1,110,893       180,002
  Class B*.............................................................................      25,708            --
  Class C*.............................................................................      45,877            --
  Class I..............................................................................      18,767            --
Registration fees
  Class A..............................................................................      31,210         5,386
  Class B*.............................................................................       7,478            --
  Class C*.............................................................................       2,856            --
  Class I..............................................................................      13,021            --
Custodian and accounting fees..........................................................     109,817         3,609
Reports to shareholders................................................................     104,032        11,360
Audit and tax fees.....................................................................      15,526        12,610
Legal fees.............................................................................      84,171        11,554
Directors' fees and expenses...........................................................      68,158        24,697
Other expenses.........................................................................     345,669        34,716
                                                                                         ----------    ----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......   5,345,912       689,313
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..    (456,878)     (161,764)
   Custody credits earned on cash balances.............................................         (36)           --
                                                                                         ----------    ----------
   Net expenses........................................................................   4,888,998       527,549
                                                                                         ----------    ----------
Net investment income (loss)...........................................................   1,227,146        26,532
                                                                                         ----------    ----------
Net realized gain (loss) on investments................................................     988,140          (178)
                                                                                         ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................  $2,215,286    $   26,354
                                                                                         ==========    ==========

--------
*  See Note 1

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 Money Market Fund
                                                                                          ------------------------------
                                                                                              For the
                                                                                            six months
                                                                                               ended       For the year
                                                                                             June 30,         ended
                                                                                               2009        December 31,
                                                                                            (unaudited)        2008
                                                                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $    1,227,146  $   20,751,072
  Net realized gain (loss) on investments................................................        988,140      (4,918,048)
                                                                                          --------------  --------------
Net increase (decrease) in net assets resulting from operations.......................... $    2,215,286  $   15,833,024
                                                                                          --------------  --------------

Distributions to shareholders from:
  Net investment income (Class A)........................................................     (1,187,940)    (19,840,997)
  Net investment income (Class B)+.......................................................         (2,328)       (204,882)
  Net investment income (Class C)+.......................................................         (4,524)       (367,143)
  Net investment income (Class I)........................................................        (31,547)       (344,204)
                                                                                          --------------  --------------
Total distributions to shareholders......................................................     (1,226,339)    (20,757,226)
                                                                                          --------------  --------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5).   (168,167,010)   (161,246,024)
                                                                                          --------------  --------------
Total increase (decrease) in net assets..................................................   (167,178,063)   (166,170,226)
                                                                                          ==============  ==============
NET ASSETS:
Beginning of period......................................................................  1,076,532,853   1,242,703,079
                                                                                          --------------  --------------
End of period*........................................................................... $  909,354,790  $1,076,532,853
                                                                                          ==============  ==============
*Includes accumulated undistributed net investment income (loss)......................... $      141,661  $      140,854
                                                                                          ==============  ==============

                                                                                                  Municipal Money
                                                                                                    Market Fund
                                                                                          ------------------------------
                                                                                              For the
                                                                                            six months
                                                                                               ended       For the year
                                                                                             June 30,         ended
                                                                                               2009        December 31,
                                                                                            (unaudited)        2008
                                                                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $       26,532  $    2,444,850
  Net realized gain (loss) on investments................................................           (178)           (188)
                                                                                          --------------  --------------
Net increase (decrease) in net assets resulting from operations.......................... $       26,354  $    2,444,662
                                                                                          --------------  --------------

Distributions to shareholders from:
  Net investment income (Class A)........................................................        (26,346)     (2,440,520)
  Net investment income (Class B)+.......................................................             --            (808)
  Net investment income (Class C)+.......................................................             --          (3,334)
  Net investment income (Class I)........................................................             --              --
                                                                                          --------------  --------------
Total distributions to shareholders......................................................        (26,346)     (2,444,662)
                                                                                          --------------  --------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5).    (30,320,153)     33,371,054
                                                                                          --------------  --------------
Total increase (decrease) in net assets..................................................    (30,320,145)     33,371,054
                                                                                          ==============  ==============
NET ASSETS:
Beginning of period......................................................................    188,082,695     154,711,641
                                                                                          --------------  --------------
End of period*........................................................................... $  157,762,550  $  188,082,695
                                                                                          ==============  ==============
*Includes accumulated undistributed net investment income (loss)......................... $       25,276  $       25,090
                                                                                          ==============  ==============

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                               MONEY MARKET FUND
                                               -----------------
                          Net                           Net                                      Ratio of net
                         Asset              Dividends  Asset            Net Assets  Ratio of      investment
                         Value      Net      from net  Value              end of    expenses      income to
                       beginning investment investment end of   Total     period   to average      average
     Period Ended      of period income(1)    income   period Return(2)  (000's)   net assets     net assets
---------------------- --------- ---------- ---------- ------ --------- ---------- ----------    ------------
                                                    Class A
                                                    -------
12/31/04                 $1.00     $0.01      $(0.01)  $1.00    0.50%   $1,630,353    0.90%          0.49%
12/31/05                  1.00      0.02       (0.02)   1.00    2.38     1,587,641    0.89           2.35
12/31/06                  1.00      0.04       (0.04)   1.00    4.22     1,711,783    0.89           4.14
12/31/07                  1.00      0.04       (0.04)   1.00    4.32     1,182,789    0.90           4.27
12/31/08                  1.00      0.02       (0.02)   1.00    1.84       995,968    0.94           1.86
01/01/09-06/30/2009(4)    1.00      0.01       (0.01)   1.00    0.12       893,199    0.95(3)(5)     0.25(3)(5)
                                                    Class I
                                                    -------
12/31/04                 $1.00     $0.01      $(0.01)  $1.00    0.58%   $   11,895    0.80%(3)       0.59%(3)
12/31/05                  1.00      0.03       (0.03)   1.00    2.49        13,708    0.80(3)        2.49(3)
12/31/06                  1.00      0.04       (0.04)   1.00    4.31        18,057    0.80(3)        4.26(3)
12/31/07                  1.00      0.04       (0.04)   1.00    4.43        18,543    0.80(3)        4.32(3)
12/31/08                  1.00      0.02       (0.02)   1.00    1.98        16,998    0.80(3)        1.97(3)
01/01/09-06/30/2009(4)    1.00      0.02       (0.02)   1.00    0.19        16,156    0.80(3)(5)     0.40(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

               12/31/04 12/31/05 12/31/06 12/31/07 12/31/08 06/30/09(4)(5)
               -------- -------- -------- -------- -------- --------------
      Class A.    -- %     -- %     -- %     -- %      -- %      0.06%
      Class I.   0.09     0.05     0.05     0.04     0.18        0.23

(4)Unaudited
(5)Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                         MUNICIPAL MONEY MARKET FUND
                                         ---------------------------
                          Net                           Net               Net                  Ratio of net
                         Asset              Dividends  Asset            Assets    Ratio of      investment
                         Value      Net      from net  Value            end of    expenses      income to
                       beginning investment investment end of   Total   period   to average      average
     Period Ended      of period income(1)    income   period Return(2) (000's)  net assets     net assets
---------------------- --------- ---------- ---------- ------ --------- -------- ----------    ------------
                                                   Class A
                                                   -------
12/31/04                 $1.00     $0.00      $(0.00)  $1.00    0.36%   $ 97,374    0.87%          0.35%
12/31/05                  1.00      0.02       (0.02)   1.00    1.62      84,817    0.81(3)        1.58(3)
12/31/06                  1.00      0.03       (0.03)   1.00    2.69     101,083    0.78           2.68
12/31/07                  1.00      0.03       (0.03)   1.00    2.84     153,906    0.83(3)        2.80(3)
12/31/08                  1.00      0.02       (0.02)   1.00    1.53     188,083    0.83(3)        1.45(3)
01/01/09-06/30/2009(4)    1.00      0.00       (0.00)   1.00    0.02     157,763    0.65(3)(5)     0.03(3)(5)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

               12/31/04 12/31/05 12/31/06 12/31/07 12/31/08 06/30/09(4)(5)
               -------- -------- -------- -------- -------- --------------
      Class A.   -- %     0.04%    -- %     0.01%    0.01%       0.20%

(4) Unaudited
(5) Annualized

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2009 -- (unaudited)

                   Industry Allocation*
                   U.S. Government Agencies..........  63.4%
                   Repurchase Agreement..............   8.5
                   Time Deposit......................   5.9
                   Foreign Banks.....................   5.9
                   Finance...........................   3.8
                   Super-Regional Banks-US...........   3.0
                   Commercial Banks..................   2.7
                   Money Center Banks................   2.0
                   Commercial Banks-Canadian.........   1.5
                   U.S. Government Securities........   1.5
                   Diversified Financial Services....   1.5
                   Treasury/Agency...................   0.4
                                                      -----
                                                      100.1%
                                                      =====

                   Weighted average days to maturity.  56.6

                      Credit Quality Allocation@#
                      A-1.........................  99.6%
                      Not Rated+..................   0.4
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited)

                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      SHORT-TERM INVESTMENT SECURITIES -- 91.6%
      CERTIFICATES OF DEPOSIT -- 7.4%
      Barclays Bank PLC
       1.47% due 08/04/09+....................... $13,400,000 $13,400,000
      Calyon
       2.16% due 07/20/09+.......................  13,500,000  13,502,905
      Deutsche Bank AG
       0.67% due 07/01/09+.......................  13,000,000  13,002,963
      Rabobank Nederland N.V.
       1.01% due 09/04/09+.......................  13,600,000  13,600,244
      Royal Bank of Canada
       1.19% due 08/07/09+.......................  13,500,000  13,498,308
                                                              -----------
      Total Certificates of Deposit
        (amortized cost $67,004,420).............              67,004,420
                                                              -----------
      COMMERCIAL PAPER -- 2.7%
      Deutsche Bank Financial LLC
       0.62% due 07/22/09........................  13,500,000  13,495,117
      State Street Corp.
       0.19% due 07/10/09........................  11,000,000  10,999,478
                                                              -----------
      Total Commercial Paper
        (amortized cost $24,494,595).............              24,494,595
                                                              -----------
      CORPORATE BONDS & NOTES -- 0.5%
      J.P. Morgan Chase & Co.
       FDIC Guar. Notes
       0.74% due 08/24/09+
       (amortized cost $5,000,000)...............   5,000,000   5,000,000
                                                              -----------
      MEDIUM TERM NOTES -- 9.8%
      Bank of America NA
       FDIC Guar. Notes
       0.66% due 09/14/09+.......................  27,000,000  27,000,000
      Bear Stearns Co., Inc.
       0.90% due 09/09/09+.......................  11,000,000  10,993,584
      Citigroup Funding, Inc.
       FDIC Guar. Notes
       1.14% due 07/30/09+.......................  13,300,000  13,320,348
      General Electric Capital Corp.
       0.77% due 08/31/09+.......................  13,500,000  13,459,217
      General Electric Capital Corp.
       FDIC Guar. Notes
       1.26% due 09/09/09+.......................  10,400,000  10,531,397
      Wachovia Bank NA
       0.89% due 08/21/09+.......................  13,500,000  13,488,543
                                                              -----------
      Total Medium Term Notes
        (amortized cost $88,793,089).............              88,793,089
                                                              -----------
      REGISTERED INVESTMENT COMPANIES -- 0.4%
      State Street Institutional U.S. Government
       Money Market Fund
       (amortized cost $3,716,841)...............   3,716,841   3,716,841
                                                              -----------
      TIME DEPOSITS -- 5.9%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       0.01% due 07/01/09+
       (amortized cost $54,000,000)..............  54,000,000  54,000,000
                                                              -----------

                                                  Principal   Market Value
               Security Description                Amount       (Note 2)
    -----------------------------------------------------------------------
    U.S. GOVERNMENT AGENCIES -- 63.4%
    Agency for International Development Panama
     0.71% due 07/01/09+........................ $ 1,650,786  $  1,654,081
    Federal Farm Credit Bank
      0.31% due 07/27/09+.......................  13,000,000    12,997,974
      0.71% due 07/01/09+.......................  13,400,000    13,400,000
    Federal Home Loan Bank
      0.30% due 07/21/09+.......................  26,000,000    26,000,000
      0.45% due 09/16/09........................  13,500,000    13,487,006
      0.58% due 08/26/09........................  13,500,000    13,487,820
      0.59% due 09/02/09........................  20,000,000    19,979,350
      0.80% due 11/20/09........................  27,000,000    26,914,800
      0.90% due 04/07/10........................  12,500,000    12,495,164
      1.00% due 02/12/10........................  28,000,000    27,824,222
      1.02% due 02/23/10........................   5,000,000     4,966,425
      1.02% due 02/26/10........................  14,000,000    13,992,248
      1.04% due 07/13/10+.......................  55,000,000    54,992,534
      1.05% due 02/23/10........................  13,500,000    13,491,093
      1.05% due 03/05/10........................  13,600,000    13,594,312
      1.11% due 07/08/09+.......................  28,000,000    28,001,754
      1.50% due 07/17/09........................  11,000,000    10,992,667
    Federal Home Loan Mtg. Corp.
      0.25% due 10/20/09........................  26,000,000    25,979,958
      0.62% due 09/10/09+.......................  28,000,000    27,995,664
      0.68% due 09/30/09........................  40,000,000    39,931,244
      0.88% due 08/04/09+.......................  19,000,000    19,000,000
      1.04% due 07/12/09+.......................  12,000,000    11,999,786
      1.21% due 07/07/09+.......................  13,500,000    13,497,614
    Federal National Mtg. Assoc.
      0.26% due 08/10/09........................  12,500,000    12,496,389
      0.39% due 07/14/09........................  21,000,000    20,997,043
      0.88% due 08/12/09+.......................  13,500,000    13,521,753
      0.97% due 08/05/09+.......................  13,500,000    13,498,247
      1.03% due 07/13/09+.......................  56,000,000    55,997,105
      1.55% due 09/02/09........................  13,400,000    13,363,653
                                                              ------------
    Total U.S. Government Agencies
      (amortized cost $576,549,906).............               576,549,906
                                                              ------------
    U.S. GOVERNMENT TREASURIES -- 1.5%
    United States Treasury Bills
     1.26% due 07/02/09
     (amortized cost $13,399,531)...............  13,400,000    13,399,531
                                                              ------------
    Total Short-Term Investment Securities -- 91.6%
      (amortized cost $832,958,382).............               832,958,382
                                                              ------------
    REPURCHASE AGREEMENT -- 8.5%
    UBS Securities LLC
     Joint Repurchase Agreement(1)
     (amortized cost $76,900,000)...............  76,900,000    76,900,000
                                                              ------------
    TOTAL INVESTMENTS --
      (amortized cost $909,858,382)(2)..........       100.1%  909,858,382
    Liabilities in excess of other assets.......        (0.1)     (503,592)
                                                 -----------  ------------
    NET ASSETS..................................       100.0% $909,354,790
                                                 ===========  ============

--------
+ Variable Rate Security -- the rate reflected is as of June 30, 2009, maturity date reflects next reset date.
(1)  See Note 2 for details of Joint Repurchase Agreements.
(2)  See Note 4 for cost of investments on a tax basis.
FDIC -- Federal Deposit Insurance Corp.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 (see Note 2):

                                   Level 1--Unadjusted  Level 2--Other   Level 3--Significant Fair Value at
                                      Quoted Prices    Observable Inputs Unobservable Inputs  June 30, 2009
                -                  ------------------- ----------------- -------------------- -------------
Short-Term Investment Securities:
  Certificates of Deposit.........         $--           $ 67,004,420            $--          $ 67,004,420
  Commercial Paper................          --             24,494,595             --            24,494,595
  Corporate Bonds & Notes.........          --              5,000,000             --             5,000,000
  Medium Term Notes...............          --             88,793,089             --            88,793,089
  Registered Investment Companies.          --              3,716,841             --             3,716,841
  Time Deposits...................          --             54,000,000             --            54,000,000
  U.S. Government Agencies........          --            576,549,906             --           576,549,906
  U.S. Government Treasuries......          --             13,399,531             --            13,399,531
  Repurchase Agreement............          --             76,900,000             --            76,900,000
                                           ---           ------------            ---          ------------
Total.............................         $--           $909,858,382            $--          $909,858,382
                                           ===           ============            ===          ============

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2009 -- (unaudited)

                    State Allocation*
                    California........................ 17.2%
                    New York..........................  7.6
                    Colorado..........................  6.5
                    North Carolina....................  6.3
                    Illinois..........................  5.2
                    Massachusetts.....................  5.1
                    Texas.............................  5.0
                    Kentucky..........................  4.2
                    Michigan..........................  3.8
                    Utah..............................  3.6
                    New Hampshire.....................  3.3
                    Maryland..........................  3.2
                    Georgia...........................  3.1
                    Ohio..............................  3.0
                    North Dakota......................  2.6
                    District of Columbia..............  2.2
                    Washington........................  2.0
                    Indiana...........................  2.0
                    New Jersey........................  1.5
                    Wisconsin.........................  1.5
                    Pennsylvania......................  1.4
                    Rhode Island......................  1.3
                    Arizona...........................  1.3
                    Oregon............................  1.2
                    South Dakota......................  1.1
                    Missouri..........................  1.0
                    Florida...........................  0.8
                    Kansas............................  0.7
                    Wyoming...........................  0.7
                    Idaho.............................  0.6
                    Oklahoma..........................  0.3
                    Nevada............................  0.1
                                                       ----
                                                       99.4%
                                                       ====

                    Weighted average days to maturity. 11.0

                      Credit Quality Allocation@#
                      A-1.........................  81.6%
                      Not Rated+..................  18.4
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standard and Poor's
#  Calculated as a percentage of total debt issues
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited)

                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      SHORT-TERM INVESTMENT SECURITIES -- 99.4%
      Arizona -- 1.3%
        Maricopa County, Arizona Industrial
         Development Authority
         (LOC-Harris Trust & Savings Bank)
         0.57% due 07/02/09+...................... $  600,000  $  600,000
        Maricopa County, Arizona Industrial
         Development Authority
         Multi-Family Housing
         Series A
         (LOC-Wells Fargo Bank N.A.)
         0.42% due 07/02/09+......................  1,390,000   1,390,000
                                                               ----------
                                                                1,990,000
                                                               ----------
      California -- 17.2%
        Big Bear Lake, California Industrial
         Series A
         (LOC-KBC Bank N.V.)
         0.27% due 07/01/09+......................  2,000,000   2,000,000
        California Housing Finance Agency
         Series F
         0.24% due 07/01/09+......................  2,905,000   2,905,000
        California Housing Finance Agency
         Series M
         0.50% due 07/01/09+......................  3,000,000   3,000,000
        California Housing Finance Agency
         Multi-Family Housing
         Series A
         0.25% due 07/01/09+......................    255,000     255,000
        California Housing Finance Agency
         Multi-Family Housing
         Series C
         1.80% due 07/01/09+......................    450,000     450,000
        California Infrastructure & Economic
         Development Bank
         Series A
         (LOC-Allied Irish Bank PLC)
         0.18% due 07/01/09+......................  1,800,000   1,800,000
        California Office of the State Treasurer
         Series B-6
         0.30% due 07/01/09+......................  3,400,000   3,400,000
        California State Department of Water
         Resources Supply
         Series F-4
         (LOC-Bank of America N.A.)
         0.13% due 07/01/09+......................    165,000     165,000
        California State Department of Water
         Resources Supply
         Series C-11
         (LOC-KBC Bank N.V. & Bank of Nova
         Scotia)
         0.16% due 07/02/09+......................    600,000     600,000
        California State Department of Water
         Resources Supply
         Series B-2
         (LOC-BNP Paribas)
         0.25% due 07/01/09+......................    380,000     380,000
        California State Economic Recovery
         Series C-4
         0.28% due 07/01/09+......................    300,000     300,000

                                                      Principal  Market Value
                 Security Description                  Amount      (Note 2)
   -------------------------------------------------------------------------
   California (continued)
     Irvine Ranch, California Water District
      (LOC-Bank of America N.A.)
      0.25% due 07/01/09+............................ $  500,000 $   500,000
     Irvine, California Improvement Bond Act
      (LOC-KBC Bank N.V.)
      0.25% due 07/01/09+............................    250,000     250,000
     Los Angeles County, California Metropolitan
      Transportation Authority
      Series A-2
      0.18% due 07/01/09+............................  2,800,000   2,800,000
     Metropolitan Water District of Southern
      California
      Series B-1
      0.50% due 07/01/09+............................  1,900,000   1,900,000
     Orange County, California Improvement Bond
      (LOC-KBC Bank N.V.)
      0.15% due 07/01/09+............................    900,000     900,000
     San Bernardino County, California Certificates
      of Participation
      (LOC-BNP Paribas)
      0.17% due 07/02/09+............................  1,300,000   1,300,000
     Santa Clara Valley, California Transportation
      Authority
      Series C
      0.17% due 07/02/09+............................  4,000,000   4,000,000
     Santa Clara, California Electric
      Series A
      (LOC-Bank of America N.A.)
      0.25% due 07/01/09+............................    200,000     200,000
                                                                 -----------
                                                                  27,105,000
                                                                 -----------
   Colorado -- 6.5%
     Colorado Housing & Finance Authority
      Series I
      0.36% due 07/01/09+............................  1,000,000   1,000,000
     Colorado Housing & Finance Authority
      Series I-B2
      0.50% due 07/01/09+............................  1,505,000   1,505,000
     Colorado Springs, Colorado National
      Strength & Conditioning Association
      (LOC-Wells Fargo Bank N.A.)
      0.37% due 07/02/09+............................  1,235,000   1,235,000
     Colorado Springs, Colorado Utilities
      Series A
      0.23% due 07/02/09+............................  3,880,000   3,880,000
     Colorado Springs, Colorado Utilities
      Series B
      1.50% due 07/01/09+............................  2,100,000   2,100,000
     Durango, Colorado Community Health &
      Human Services
      (LOC-Wells Fargo Bank N.A.)
      0.37% due 07/02/09+............................    615,000     615,000
                                                                 -----------
                                                                  10,335,000
                                                                 -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                      Principal  Market Value
                 Security Description                  Amount      (Note 2)
   SHORT-TERM INVESTMENT SECURITIES (continued)
   District of Columbia -- 2.2%
     Metropolitan Washington D.C. Airports
      Authority System
      Series A-2
      2.75% due 07/02/09+............................ $3,500,000  $3,500,000
                                                                  ----------
   Florida -- 0.8%
     Broward County, Florida School Board
      0.32% due 07/02/09+............................    850,000     850,000
     Collier County, Florida Health Facilities
      Authority
      (LOC-Wachovia Bank N.A.)
      0.28% due 07/01/09+............................    350,000     350,000
                                                                  ----------
                                                                   1,200,000
                                                                  ----------
   Georgia -- 3.1%
     De Kalb Private Hospital Authority
      0.32% due 07/01/09+............................  4,950,000   4,950,000
                                                                  ----------
   Idaho -- 0.6%
     Idaho Health Facilities Authority
      0.38% due 07/01/09+............................    890,000     890,000
                                                                  ----------
   Illinois -- 5.2%
     Chicago, Illinois O'Hare International Airport
      Series B
      (LOC-Societe Generale)
      0.56% due 07/01/09+............................    730,000     730,000
     Illinois Educational Facilities Authority
      (LOC-Harris Trust & Savings Bank)
      0.22% due 07/01/09+............................  2,150,000   2,150,000
     Illinois Finance Authority
      Series E
      0.31% due 07/01/09+............................    695,000     695,000
     Illinois State, Illinois
      Series A
      5.50% due 04/01/10.............................    500,000     516,532
     Jackson-Union Counties, Illinois Regional
      Port District
      (LOC-Wachovia Bank N.A.)
      0.23% due 07/01/09+............................  4,050,000   4,050,000
                                                                  ----------
                                                                   8,141,532
                                                                  ----------
   Indiana -- 2.0%
     Indiana State Development Finance Authority
      Series A
      (LOC-Barclays Bank PLC)
      0.40% due 07/01/09+............................  3,100,000   3,100,000
                                                                  ----------
   Kansas -- 0.7%
     Kansas State Department of Transportation
      Series A-3
      0.18% due 07/02/09+............................    595,000     595,000
     Kansas State Department of Transportation
      Series A-4
      0.18% due 07/02/09+............................    500,000     500,000
                                                                  ----------
                                                                   1,095,000
                                                                  ----------

                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      -------------------------------------------------------------------
      Kentucky -- 4.2%
        Breckinridge County, Kentucky Lease
         Program
         (LOC-U.S. Bank N.A.)
         0.23% due 07/01/09+...................... $1,455,000  $1,455,000
        Breckinridge County, Kentucky Lease
         Program
         Series A
         (LOC-U.S. Bank N.A.)
         0.23% due 07/01/09+......................  2,635,000   2,635,000
        Kentucky Housing Corporation
         Series F
         0.30% due 07/01/09+......................  1,090,000   1,090,000
        Kentucky Housing Corporation
         Series I
         0.30% due 07/01/09+......................    995,000     995,000
        Louisville & Jefferson County, Kentucky
         Metropolitan Sewer District
         Series A
         0.35% due 07/01/09+......................    430,000     430,000
                                                               ----------
                                                                6,605,000
                                                               ----------
      Maryland -- 3.2%
        Maryland Health & Higher Educational
         Facilities Authority
         Series A
         (LOC-Wachovia Bank N.A.)
         0.25% due 07/02/09+......................  3,000,000   3,000,000
        Maryland State Economic Development
         Corporation
         Series B
         (LOC-Bank of America N.A.)
         0.32% due 07/01/09+......................    110,000     110,000
        Washington County, Maryland
         Commissioners
         Series E
         (LOC-Wachovia Bank N.A.)
         0.26% due 07/02/09+......................  1,900,000   1,900,000
                                                               ----------
                                                                5,010,000
                                                               ----------
      Massachusetts -- 5.1%
        Massachusetts Development Finance Agency
         Series U-6C
         (LOC-Allied Irish Bank PLC)
         0.18% due 07/01/09+......................  3,805,000   3,805,000
        Massachusetts Development Finance Agency
         Series U-6D
         (LOC-Allied Irish Bank PLC)
         0.18% due 07/01/09+......................  1,400,000   1,400,000
        Massachusetts State Water Resources
         Authority
         Series C
         1.25% due 07/01/09+......................  2,935,000   2,935,000
                                                               ----------
                                                                8,140,000
                                                               ----------
      Michigan -- 3.8%
        Holt, Michigan Public Schools
         0.35% due 07/02/09+......................  3,990,000   3,990,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                     Principal  Market Value
                 Security Description                 Amount      (Note 2)
    SHORT-TERM INVESTMENT SECURITIES (continued)
    Michigan (continued)
      Michigan State Hospital Finance Authority
       Series B
       (LOC-Landesbank Hessen)
       0.32% due 07/01/09+.......................... $2,065,000  $2,065,000
                                                                 ----------
                                                                  6,055,000
                                                                 ----------
    Missouri -- 1.0%
      Kansas City Industrial Development Authority
       (LOC-Bank of America N.A.)
       0.28% due 07/01/09+..........................  1,550,000   1,550,000
                                                                 ----------
    Nevada -- 0.1%
      Clark County, Nevada School District
       Series B
       0.30% due 07/01/09+..........................    115,000     115,000
                                                                 ----------
    New Hampshire -- 3.3%
      New Hampshire Health & Education Facilities
       Authority
       Series B-2
       0.20% due 07/01/09+..........................  3,445,000   3,445,000
      New Hampshire Health & Education Facilities
       Authority
       Series B
       0.25% due 07/01/09+..........................  1,780,000   1,780,000
                                                                 ----------
                                                                  5,225,000
                                                                 ----------
    New Jersey -- 1.5%
      New Jersey Economic Development Authority
       Series V-2
       (LOC-Dexia Credit Local)
       0.75% due 07/01/09+..........................  2,000,000   2,000,000
      New Jersey State Housing & Mortgage
       Finance Agency
       Series A
       0.90% due 07/02/09+..........................    395,000     395,000
                                                                 ----------
                                                                  2,395,000
                                                                 ----------
    New York -- 7.6%
      Metropolitan Transportation Authority
       Series G
       (LOC-BNP Paribas)
       0.18% due 07/01/09+..........................    990,000     990,000
      Metropolitan Transportation Authority
       Series D-1
       1.25% due 07/02/09+..........................  2,200,000   2,200,000
      New York City Municipal Water
       Finance Authority & Sewer System
       Series B-2
       0.18% due 07/01/09+..........................    500,000     500,000
      New York City Municipal Water
       Finance Authority & Sewer System
       Series F-2
       0.20% due 07/01/09+..........................    105,000     105,000
      New York City Municipal Water
       Finance Authority & Sewer System
       Series B-3
       0.28% due 07/01/09+..........................    100,000     100,000

                                                     Principal  Market Value
                Security Description                  Amount      (Note 2)
   ------------------------------------------------------------------------
   New York (continued)
     New York City Municipal Water
      Finance Authority & Sewer System
      Series C
      0.35% due 07/01/09+........................... $1,100,000 $ 1,100,000
     New York City Office of the City Comptroller
      Series J-3
      (LOC-Allied Irish Bank PLC)
      0.18% due 07/01/09+...........................  2,395,000   2,395,000
     New York City Office of the City Comptroller
      Series A-5
      (LOC-KBC Bank N.V.)
      0.20% due 07/01/09+...........................    300,000     300,000
     New York City Office of the City Comptroller
      Series E-3
      (LOC-West Duetsche Landesbank)
      0.50% due 07/01/09+...........................    100,000     100,000
     New York City Transitional Finance Authority
      Series 2-E
      0.75% due 07/01/09+...........................    300,000     300,000
     New York City Transitional Finance Authority
      Series 3-D
      0.75% due 07/01/09+...........................    910,000     910,000
     New York City Transitional Finance Authority
      Series 3-C
      0.75% due 07/01/09+...........................    700,000     700,000
     New York State Environmental Facilities Corp.
      Series B
      (LOC-J.P. Morgan Chase Bank)
      0.45% due 07/02/09+...........................  2,200,000   2,200,000
     Triborough Bridge & Tunnel Authority
      0.65% due 07/01/09+...........................    140,000     140,000
                                                                -----------
                                                                 12,040,000
                                                                -----------
   North Carolina -- 6.3%
     Charlotte-Mecklenburg, North Carolina
      Hospital Authority Health Care System
      Series D
      0.25% due 07/01/09+...........................    600,000     600,000
     City of Winston-Salem, North Carolina+
      Series C
      0.65% due 07/02/09+...........................  1,400,000   1,400,000
     Fayetteville, North Carolina Public Works
      Commission
      0.65% due 07/01/09+...........................  2,145,000   2,145,000
     North Carolina Housing Finance Agency
      Series 15-C
      0.32% due 07/01/09+...........................  2,995,000   2,995,000
     North Carolina Medical Care Commission
      Series B
      0.23% due 07/02/09+...........................  1,850,000   1,850,000
     Wilmington, North Carolina General
      Obligation Unlimited
      0.33% due 07/01/09+...........................  1,040,000   1,040,000
                                                                -----------
                                                                 10,030,000
                                                                -----------
   North Dakota -- 2.6%
     North Dakota State Housing Finance Agency
      Series A
      0.37% due 07/01/09+...........................  3,165,000   3,165,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                     Principal  Market Value
                Security Description                  Amount      (Note 2)
   SHORT-TERM INVESTMENT SECURITIES (continued)
   North Dakota (continued)
     North Dakota State Housing Finance Agency
      Series B
      0.37% due 07/01/09+........................... $1,000,000  $1,000,000
                                                                 ----------
                                                                  4,165,000
                                                                 ----------
   Ohio -- 3.0%
     Cuyahoga County, Ohio
      Series B-1
      0.18% due 07/01/09+...........................  2,800,000   2,800,000
     Ohio Housing Finance Agency
      Series B-1
      0.25% due 07/01/09+...........................  1,000,000   1,000,000
     Ohio Housing Finance Agency Multi-Family
      Housing
      (LOC-Federal Home Loan Bank)
      0.37% due 07/02/09+...........................    890,000     890,000
                                                                 ----------
                                                                  4,690,000
                                                                 ----------
   Oklahoma -- 0.3%
     Oklahoma State Capitol Improvment Authority
      Series D-3
      0.32% due 07/01/09+...........................    190,000     190,000
     Oklahoma Turnpike Authority
      Series F
      0.18% due 07/01/09+...........................    250,000     250,000
                                                                 ----------
                                                                    440,000
                                                                 ----------
   Oregon -- 1.2%
     Medford, Oregan Hospital Facilities Authority
      (LOC-KBC Bank N.V.)
      0.23% due 07/01/09+...........................    455,000     455,000
     Multnomah County, Oregon Hospital Facilities
      Authority
      (LOC-Allied Irish Bank PLC)
      0.28% due 07/01/09+...........................  1,400,000   1,400,000
                                                                 ----------
                                                                  1,855,000
                                                                 ----------
   Pennsylvania -- 1.4%
     Pennsylvania State Higher Educational
      Facilities Authority
      Series A-7
      (LOC-Allied Irish Bank PLC)
      0.80% due 07/02/09+...........................  1,000,000   1,000,000
     Pittsburgh, Pennsylvania Water & Sewer
      Authority
      Series B-1
      0.50% due 07/02/09+...........................  1,300,000   1,300,000
                                                                 ----------
                                                                  2,300,000
                                                                 ----------
   Rhode Island -- 1.3%
     Providence, Rhode Island Housing Authority
      Series A
      (LOC-Bank of America N.A.)
      0.40% due 07/01/09+...........................  2,100,000   2,100,000
                                                                 ----------
   South Dakota -- 1.1%
     South Dakota Housing Development Authority
      Series C-1
      0.45% due 07/02/09+...........................  1,700,000   1,700,000
                                                                 ----------

                                                     Principal  Market Value
                 Security Description                 Amount      (Note 2)
    -----------------------------------------------------------------------
    Texas -- 5.0%
      Corpus Christi, Texas City Hall
       3.00% due 03/01/10........................... $3,910,000  $3,968,477
      Lubbock, Texas Health Facilities Development
       Corp.
       Series B
       (LOC-Wachovia Bank N.A.)
       0.35% due 07/01/09+..........................    160,000     160,000
      San Antonio, Texas Electric & Gas
       Series B
       4.00% due 02/01/10...........................  2,000,000   2,037,697
      Tarrant County, Texas Cultural Education
       Facilities Finance Corp.
       Series C
       0.03% due 07/01/09+..........................    400,000     400,000
      Texas State Economic Development
       Series A-2
       0.34% due 07/01/09+..........................  1,100,000   1,100,000
      Texas Water Development Board
       Series A
       0.30% due 07/01/09+..........................    170,000     170,000
                                                                 ----------
                                                                  7,836,174
                                                                 ----------
    Utah -- 3.6%
      Utah Housing Corporation Single Family
       Mortgage
       Series E-1
       0.50% due 07/01/09+..........................    940,000     940,000
      Utah Housing Corporation Single Family
       Mortgage
       Series F
       1.15% due 07/01/09+..........................  3,000,000   3,000,000
      Utah Housing Corporation Single Family
       Mortgage
       Series A
       1.15% due 07/01/09+..........................  1,680,000   1,680,000
                                                                 ----------
                                                                  5,620,000
                                                                 ----------
    Washington -- 2.0%
      Washington State Housing Finance
       Commission
       (LOC-Bank of America N.A.)
       0.30% due 07/02/09+..........................  2,150,000   2,150,000
      Washington State Housing Finance
       Commission
       Series A
       (LOC-Wells Fargo Bank N.A.)
       0.58% due 07/01/09+..........................  1,025,000   1,025,000
                                                                 ----------
                                                                  3,175,000
                                                                 ----------
    Wisconsin -- 1.5%
      Whitewater, Wisconsin Industrial
       Development
       (LOC-J.P. Morgan Chase Bank)
       0.40% due 07/01/09+..........................  2,300,000   2,300,000
      Wisconsin Housing & Economic Development
       Authority
       Series C
       0.46% due 07/01/09+..........................     75,000      75,000
                                                                 ----------
                                                                  2,375,000
                                                                 ----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)

                                                Principal  Market Value
                Security Description             Amount      (Note 2)
        SHORT-TERM INVESTMENT SECURITIES (continued)
        Wyoming -- 0.7%
          Sweetwater County, Wyoming
           Pollution Control
           Series A
           (LOC-Barclays Bank PLC)
           0.26% due 07/01/09+................ $1,100,000  $  1,100,000
                                                           ------------
        Registered Investment Company -- 0.0%
          SSgA Tax Free Money Market Fund
          (amortized cost $24,944)............     24,944        24,944
                                                           ------------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
          (amortized cost $156,852,650)(1)....       99.4% $156,852,650
        Other assets less liabilities.........        0.6       909,900
                                               ----------  ------------
        NET ASSETS --.........................      100.0% $157,762,550
                                               ==========  ============

--------
+ Variable Rate Security -- the rate reflected is as of June 30, 2009, maturity date reflects next reset date.
LOC -- Letter of Credit
(1)  See Note 4 for cost of investments on a tax basis.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2009 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 (see Note 2):

                                   Level 1--Unadjusted  Level 2--Other   Level 3--Significant
                                      Quoted Prices    Observable Inputs Unobservable Inputs     Total
                                   ------------------- ----------------- -------------------- ------------
Short-Term Investment Securities:
  California......................         $--           $ 27,105,000            $--          $ 27,105,000
  Colorado........................          --             10,335,000             --            10,335,000
  Illinois........................          --              8,141,532             --             8,141,532
  Massachusetts...................          --              8,140,000             --             8,140,000
  New York........................          --             12,040,000             --            12,040,000
  North Carolina..................          --             10,030,000             --            10,030,000
  Texas...........................          --              7,836,174             --             7,836,174
  Other States+...................          --             73,200,000             --            73,200,000
  Registered Investment Companies.          --                 24,944             --                24,944
                                           ---           ------------            ---          ------------
Total.............................         $--           $156,852,650            $--          $156,852,650
                                           ===           ============            ===          ============

--------
+ Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser")*, an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investments primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments selected primarily on the basis of quality and yield, and under normal market conditions, invests at least 80% of its assets, plus any borrowings for investment purposes, in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers two classes of shares: Class A and Class I. The Municipal Money Market Fund currently offers Class A shares. These classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Funds' Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Effective September 17, 2008, the Municipal Money Market Fund no longer accepted orders to purchase the Class B and Class C shares, including from existing shareholders. Any outstanding Class B and Class C shares as of the close of business on September 17, 2008 were converted to Class A shares of the Municipal Money Market Fund.

   Effective June 3, 2009, the Money Market Fund no longer accepted orders to purchase Class B and Class C shares, including from existing shareholders. Any outstanding Class B and Class C shares of the Money Market Fund as of the close of business on June 3, 2009 were converted to Class A shares of the Money Market Fund.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A, Class B, and Class C shares of each Fund have their own 12b-1 plan.

   Indemnifications: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The

--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

   Level 1--Unadjusted quoted prices in active markets for identical securities

   Level 2--Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

   Level 3--Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)

   event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At June 30, 2009, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

                                                      Percentage  Principal
   Fund                                                Interest    Amount
   ----                                               ---------- -----------
   Money Market......................................   34.18%   $76,900,000

   As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,000,000, a repurchase price of $225,000,063 and a maturity date of July 1, 2009. The repurchase agreement is collateralized by the following:

                                Interest Maturity
 Type of Collateral               Rate     Date   Principal Amount Market Value
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Inflation Index
   Bonds.......................   1.88%  07/15/15   $206,524,200   $229,500,017

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
   (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2005.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Funds have an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision to each Fund's portfolio and administers the Corporation's corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Corporation who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                               Management
                                             Assets               Fees
                                  ---------------------------- ----------
       Money Market Fund.........            $0 - $600 million    0.50%
                                             next $900 million    0.45%
                                  (greater than) $ 1.5 billion    0.40%
       Municipal Money Market
         Fund....................            (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives the following fees from SunAmerica, based upon the Fund's average daily net assets:

                                                               Sub-advisory
                                             Assets                Fees
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Funds as defined by Section 2(a)(19) of the 1940 Act ("Independent Directors").

         Fund                                               Percentage
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95

   For the period ended June 30, 2009, pursuant to the contractual expense limitations in the above table, SunAmerica reimbursed expenses as follows:

           Fund
           ----
           Money Market Class I.............................. $17,919
           Municipal Money Market Class A....................   4,417

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Funds. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that either Fund will be able to avoid a negative yield.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


   For the period ended June 30, 2009, SunAmerica voluntarily waived expenses as follows:

          Fund
          ----
          Money Market Class A.............................. $184,700
          Money Market Class B*.............................   57,473
          Money Market Class C*.............................   92,932
          Money Market Class I..............................       27
          Municipal Money Market Class A....................  138,973

   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan on behalf of each class of shares (other than Class I shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. As noted above in
   Note 1, Class B shares and Class C shares of the Money Market Fund are no longer offered for sale and any outstanding Class B shares and Class C shares as of the close of business on June 3, 2009, were converted to Class A shares. Therefore, subsequent to this conversion, fees are no longer being paid to SACS under the Class B Plan or Class C Plan.

   Prior to the conversion of Class B shares and Class C shares described above, both the Class B Plan and the Class C Plan provided that the Fund would pay the Distributor distribution fee at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Class A Plan also provides (and the Class B Plan and Class C plan previously provided) that each class of shares of the Funds, other than Class I, shall pay the Distributor an account maintenance at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed, effective June 3, 2009, to waive up to 0.15% of the fees it receives under the Class A Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.

   For the period ended June 30, 2009, SACS voluntarily waived fees as follows:

          Fund
          ----
          Money Market Class A.............................. $103,827
          Municipal Money Market Class A....................   18,374

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the six months ended June 30, 2009, the proceeds received from redemptions are as follows:

                                              Contingent Deferred Sales Charges
                                              ---------------------------------
          Fund                                Class A     Class B    Class C
          ----                                -------     -------    -------
          Money Market.......................   $--       $58,656    $6,296
          Municipal Money Market.............    --            --        --

--------
*  See Note 1

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


   The Funds have entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS")+, an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended June 30, 2009, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
                                               Expenses  June 30, 2009
                                              ---------- -------------
          Money Market Fund Class A.......... $1,042,573   $162,794
          Money Market Fund Class B..........     19,563         --
          Money Market Fund Class C..........     35,254         --
          Money Market Fund Class I..........     17,359      2,922
          Municipal Money Market Fund Class A    178,367     28,837

   As of June 30, 2009, 80% of the Money Market Fund's total outstanding shares and 98% of the Municipal Money Market Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within AIG Advisor Group, Inc., an affiliate of the Adviser.

   As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund totaling $471,000.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS, and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

                                             Distributable Earnings                  Tax Distributions
                                    ----------------------------------------- --------------------------------
                                                       For the year ended December 31, 2008
                                    --------------------------------------------------------------------------
                                              Long-term Gains/   Unrealized               Long-Term
                                    Ordinary    Capital and     Appreciation   Ordinary    Capital
Fund                                 Income     Other Losses   (Depreciation)   Income      Gains   Tax Exempt
----                                --------  ---------------- -------------- ----------- --------- ----------
Money Market....................... $409,514    $(8,605,552)     $3,684,000   $20,757,226    $--    $       --
Municipal Money Market.............   36,540*       (24,510)             --            --     --     2,444,662

--------
+ Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.
*  Tax exempt distributable earnings

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2008, which are available to offset future capital gains, if any:

                                                  Capital Loss Carryforward
                                                  -------------------------
     Fund                                          2012   2013      2016
     ----                                         ------ ------- ----------
     Money Market................................ $   -- $    -- $8,605,552
     Municipal Money Market......................  8,070  16,252        188

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as arising on the first day of the following year. For fiscal year ended December 31, 2008, the Money Market Fund elected to defer post October capital losses in the amount of $303.

   As of June 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including repurchase agreements, were as follows:

                                               Gross        Gross     Net Unrealized
                                 Cost of     Unrealized   Unrealized   Appreciation
Fund                           Investments  Appreciation Depreciation (Depreciation)
----                           ------------ ------------ ------------ --------------
Money Market.................. $906,174,382  $3,684,000      $--        $3,684,000
Municipal Money Market........  156,852,650          --       --                --

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended June 30, 2009 and for the prior year were as follows:

                                                                             Money Market Fund
                         -----------------------------------------------------------------------------------------------
                                      Class A                           Class B                        Class C
                         ------------------------------    -----------------------------     --------------------------
                             For the          For the          For the          For the        For the       For the
                            six months          year            period            year          period         year
                              ended            ended         January 1 to        ended       January 1 to     ended
                             June 30,       December 31,       June 3,        December 31,     June 3,     December 31,
                               2009             2008           2009(4)            2008         2009(4)         2008
                         -------------    -------------    ------------     ------------     ------------  ------------
Shares sold............. $ 276,515,735(1) $ 739,651,175(2) $  5,107,861     $ 24,467,136     $ 15,016,720  $ 89,457,487
Reinvested dividends....     1,179,835       19,606,294           2,027          193,858            4,274       328,868
Shares redeemed.........  (381,152,357)    (941,513,403)    (28,263,814)(1)  (19,832,404)(2)  (55,718,483)  (72,135,074)
                         -------------    -------------    ------------     ------------     ------------  ------------
Net increase (decrease). $(103,456,787)   $(182,255,934)   $(23,153,926)    $  4,828,590     $(40,697,489) $ 17,651,281
                         =============    =============    ============     ============     ============  ============

                           Municipal Money Market Funds
                         ------------------------------
                                      Class A
                         ------------------------------
                             For the          For the
                            six months          year
                              ended            ended
                             June 30,       December 31,
                               2009             2008
                         -------------    -------------
                         $  79,177,329    $ 265,457,527(3)
                                26,325        2,440,082
                          (109,523,807)    (233,720,922)
                         -------------    -------------
                         $ (30,320,153)   $  34,176,687
                         =============    =============

                         --------------------------
                                  Class I
                         -------------------------
                           For the      For the
                          six months      year
                            ended        ended
                           June 30,   December 31,
                             2009         2008
                         -----------  ------------
Shares sold............. $ 6,190,265  $ 16,999,656
Reinvested dividends....      31,593       345,755
Shares redeemed.........  (7,080,666)  (18,815,372)
                         -----------  ------------
Net increase (decrease). $  (858,808) $ (1,469,961)
                         ===========  ============

















--------
(1)Includes automatic conversion of Class B shares in the amount of $1,832,886 to Class A shares.
(2)Includes automatic conversion of Class B shares in the amount of $1,872,559 to Class A shares
(3)Includes automatic conversion of B shares in the amount of $100 to Class A shares.
(4)See Note 1

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five
   (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008, and (3) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
 Fund                                          As of June, 2009
 ----                           -----------------------------------------------
 Money Market Fund.............     $34,253         $12,158        $246,565
 Municipal Money Market Fund...       1,370           2,297          12,377

Note 7. Interfund Lending

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2009, the Funds did not participate in the program.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2009 -- (unaudited)
        (continued)


Note 8. Other Matters

  On March 31, 2009, the U.S. Department of the Treasury ("Treasury") announced an extension of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") until September 18, 2009. On April 3, 2009, the Board of the Funds approved the continued participation of the Funds in the Program. The Program's guarantee only applies to shareholders of the Funds as of the close of business on September 19, 2008. Subject to certain conditions and limitations, share amounts held by investors in the Funds as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the per share net asset value falls below $0.995 (a "Guarantee Event") and a Fund subsequently liquidates. Upon declaration of a Guarantee Event, the Funds will be required to suspend redemptions, cease sales, and cease declaration and payment of dividends. The Program guarantee only covers the amount a shareholder held in the Funds as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a Guarantee Event occurs, whichever is less. A shareholder who has continuously maintained an account with the Funds since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program.

  The extension of the Program began on May 1, 2009 and continues through September 18, 2009. Continued participation in the Program until
  September 18, 2009 required an additional payment to the Treasury in the amount of 0.023% and 0.015% of the net asset value of the Money Market Fund and Municipal Money Market Fund, respectively, as of the close of business on September 19, 2008. The cost to participate in the extension of the Program was borne by the Funds, subject to the expense limitations currently in effect for the Funds.

  If a Guarantee Event occurs after the Program expires, neither that Fund nor any shareholder will be entitled to any payment under the Program. More information about the Program is available at http://www.ustreas.gov.

Note 9. Subsequent Events

  The Funds have performed an evaluation of subsequent events through August 27, 2009, which is the date the financial statements were issued. There were no subsequent events noted.

[LOGO] Sun America
Mutual Funds


Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors/Trustees         VOTING PROXIES ON FUND     Securities and Exchange
 Jeffrey S. Burum          PORTFOLIO SECURITIES       Commission, without
 Dr. Judith L. Craven      A description of the       charge, upon request, by
 William F. Devin          policies and proce-dures   call-ing (800) 858-8850
 Samuel M. Eisenstat       that the Funds use to      or on the U.S. Securities
 Stephen J. Gutman         determine how to vote      and Exchange Commission's
 Peter A. Harbeck          proxies relating to        website at
 William J. Shea           secu-rities held in the    http://www.sec.gov.
                           Funds' portfolios which
Officers                   is available in the        DISCLOSURE OF QUARTERLY
 John T. Genoy, President  Funds' State-ment of       PORTFOLIO HOLDINGS
   and Chief               Additional Information,    The Fund is required to
   Executive Officer       may be obtained without    file its com-plete
 Donna M. Handel,          charge upon re-quest, by   schedule of portfolio
   Treasurer               calling (800) 858-8850.    holdings with the U.S.
 James Nichols, Vice       This information is also   Securities and Exchange
   President               available from the EDGAR   Commission for its first
 Timothy Pettee, Vice      database on the U.S.       and third fiscal quarters
   President               Secu-rities and Exchange   on Form N-Q. The Fund's
 Cynthia A. Skrehot, Vice  Commission's website at    Forms N-Q are available
   President and Chief     http://www.sec.gov.        on the U.S. Securities
   Compliance Officer                                 and Exchange Commission's
 Gregory N. Bressler,      DELIVERY OF SHAREHOLDER    website at
   Chief Legal Officer     DOCUMENTS                  http://www.sec.gov. You
   and Secretary           The Funds have adopted a   can also review and
 Nori L. Gabert, Vice      policy that allows them    obtain copies of the
   President and           to send only one copy of   Forms N-Q at the U.S.
   Assistant Secretary     a Fund's prospectus,       Securities and Exchange
 Kathleen Fuentes,         proxy material, annual     Commission's Public
   Assistant Secretary     report and semi-annual     Refer-ence Room in
 John E. McLean,           report (the "shareholder   Washington, DC
   Assistant Secretary     documents") to             (information on the
 Gregory R. Kingston,      shareholders with          operation of the Public
   Vice President and      multiple accounts          Reference Room may be
   Assistant Treasurer     residing at the same       ob-tained by calling
 Diedre Shepherd,          "household." This          1-800-SEC-0330).
   Assistant Treasurer     practice is called
 Matthew J. Hackethal,     householding and reduces   This report is submitted
   Anti-Money Laundering   Fund expenses, which       solely for the general
   Compliance Officer      benefits you and other     information of
                           shareholders. Unless the   shareholders of the Fund.
Investment Adviser         Funds receive              Distribution of this
 SunAmerica Asset          instructions to the        report to persons other
   Management Corp.        con-trary, you will only   than shareholders of the
 Harborside Financial      receive one copy of the    Fund is authorized only
   Center                  shareholder documents.     in connection with a
 3200 Plaza 5              The Funds will continue    currently effective
 Jersey City, NJ           to household the           prospectus, setting forth
   07311-4992              share-holder documents     details of the Fund,
                           indefinitely, until we     which must precede or
Distributor                are instructed otherwise.  accompany this report.
 SunAmerica Capital        If you do not wish to
   Services, Inc.          participate in             The accompanying report
 Harborside Financial      householding please        has not been audited by
   Center                  contact Shareholder        independent accountants
 3200 Plaza 5              Services at (800)          and accordingly no
 Jersey City, NJ           858-8850 ext. 6010 or      opinion has been
   07311-4992              send a written request     expressed thereon.
                           with your name, the name
Shareholder Servicing      of your fund(s) and your
Agent                      account member(s) to
 SunAmerica Fund           SunAmerica Mutual Funds
   Services, Inc.          c/o BFDS, P.O. Box
 Harborside Financial      219186, Kansas City MO,
   Center                  64121-9186. We will
 3200 Plaza 5              resume individual
 Jersey City, NJ           mailings for your account
   07311-4992              within thirty (30) days
                           of receipt of your
Custodian and Transfer     request.
Agent
 State Street Bank and     PROXY VOTING RECORD ON
   Trust Company           SUNAMERICA MONEY MARKET
 P.O. Box 419572           FUNDS
 Kansas City, MO           Information regarding how
   64141-6572              the Funds voted proxies
                           relating to securities
                           held in the Funds during
                           the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                 1
                     Go to
                     www.sunamericafunds.com
                 2
                     Click on the "Go Paperless" link.

                 3   Fill out the appropriate information
                     including the email address to which you
                     would like your information sent.
                 4
                     Click "Submit" --
                     It's that easy!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover. Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

MMSAN - 6/09

   [LOGO]

Sun America
Mutual Funds

Item 2. Code of Ethics

   Not applicable.

Item 3. Audit Committee Financial Expert.

   Not applicable.

Item 4. Principal Accountant Fees and Services.

   Not applicable.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a)(1) Not applicable.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: September 4, 2009

By:  /s/ Donna M. Handel
     ------------------------------
     Donna M. Handel
     Treasurer

Date: September 4, 2009